ORGANIZATION AND DESCRIPTION OF BUSINESS - INITIAL PUBLIC OFFERING (Details) - USD ($)					12 Months Ended
	Apr. 29, 2019	Nov. 02, 2018	Aug. 21, 2018	Jan. 05, 2015	Jul. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		49,950,000	50,000	50,000,000
Net proceeds from initial public offering					$ 8,772,754
IPO
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	2,074,672
Public offering price	$ 5.00
Gross proceeds	$ 10,400,000
Net proceeds from initial public offering	$ 8,800,000